CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 41,330	$ 22,638
Investments	25,548	97,309
Accounts receivable, net of allowance for expected credit loss of $3 and $0 at March 31, 2022 and December 31, 2021, respectively	9,201	8,378
Inventories, net	34,129	37,125
Insurance receivable	250	1,250
Prepaid inventories	7,438	3,002
Prepaid expenses and other current assets	8,795	5,579
Total current assets	126,691	175,281
Restricted cash	3,000	3,000
Property, plant and equipment, net	17,555	15,158
Equity method investments	35,000	36,329
Operating lease right-of-use assets	22,707	23,115
Finance lease right-of-use assets	4,051	4,070
Deferred assets	5,018	5,018
Prepayment - long-term supply agreement	64,703	64,703
Insurance receivable	6,000	6,000
Other noncurrent assets	2,028	2,772
Total assets	286,753	335,446
Current liabilities
Accounts payable	17,292	11,724
Accrued expenses	11,053	8,156
Contract liabilities	331	384
Operating lease liabilities, current	838	416
Finance lease liabilities, current	1,134	927
Other current liabilities	1,233	1,509
Total current liabilities	31,881	23,116
Private placement warrants	254	1,526
Operating lease liabilities, net of current portion	22,743	23,058
Finance lease liabilities, net of current portion	2,342	2,595
Legal settlement payable	6,000	6,000
Total liabilities	63,220	56,295
Commitments and contingencies
Stockholders’ equity
Common stock ($0.0001 par value, 250,000,000 shares authorized, 151,221,283 and 134,458,439 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively)	15	13
Additional paid-in capital	476,907	451,040
Accumulated other comprehensive loss	(740)	(366)
Accumulated deficit	(252,649)	(171,536)
Total stockholders’ equity	223,533	279,151
Total liabilities and stockholders’ equity	$ 286,753	$ 335,446